INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Merchandise	6,853,202	7,401,509
Inventories	6,853,202	7,401,509

No write-down of inventories from the carrying amount to its estimated net realizable value was made for the year ended December 31, 2019, 2020 and 2021.